RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
Trade and other receivables
	December 31, 2018	December 31, 2017	December 31, 2016
Input tax recoverable	$36,399	$10,562	$1,388
Trade receivable	-	24,091	90,177
	$36,399	$34,653	$91,565